Quarterly Holdings Report
for
Fidelity® Mega Cap Stock Fund
March 31, 2023
GII-NPRT3-0523
1.799848.119
Common Stocks - 94.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.4%
Entertainment - 1.5%
The Walt Disney Co. (a)	108,299	10,843,979
Universal Music Group NV	421,599	10,676,890
		21,520,869
Interactive Media & Services - 6.5%
Alphabet, Inc.:
Class A (a)	353,100	36,627,063
Class C (a)	336,000	34,944,000
Meta Platforms, Inc. Class A (a)	101,200	21,448,328
		93,019,391
Media - 1.4%
Charter Communications, Inc. Class A (a)	3,400	1,215,874
Comcast Corp. Class A	485,297	18,397,609
		19,613,483
TOTAL COMMUNICATION SERVICES		134,153,743
CONSUMER DISCRETIONARY - 4.1%
Broadline Retail - 0.2%
Amazon.com, Inc. (a)	31,800	3,284,622
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc. (a)	8,948	23,733,765
Marriott International, Inc. Class A	23,600	3,918,544
Starbucks Corp.	6,100	635,193
		28,287,502
Household Durables - 0.8%
Sony Group Corp. sponsored ADR	121,000	10,968,650
Specialty Retail - 1.0%
Lowe's Companies, Inc. (b)	66,311	13,260,211
TJX Companies, Inc.	17,700	1,386,972
		14,647,183
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	15,100	1,851,864
TOTAL CONSUMER DISCRETIONARY		59,039,821
CONSUMER STAPLES - 4.4%
Beverages - 2.4%
Diageo PLC	364,862	16,283,673
Keurig Dr. Pepper, Inc.	198,700	7,010,136
The Coca-Cola Co.	179,700	11,146,791
		34,440,600
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	1,300	645,931
Sysco Corp.	119,799	9,252,077
Target Corp.	10,500	1,739,115
Walmart, Inc.	51,900	7,652,655
		19,289,778
Food Products - 0.1%
Mondelez International, Inc.	17,900	1,247,988
Household Products - 0.2%
Procter & Gamble Co.	15,110	2,246,706
Personal Products - 0.3%
Haleon PLC ADR	456,033	3,712,109
Tobacco - 0.1%
Altria Group, Inc.	39,690	1,770,968
TOTAL CONSUMER STAPLES		62,708,149
ENERGY - 11.9%
Oil, Gas & Consumable Fuels - 11.9%
Canadian Natural Resources Ltd.	361,500	20,009,025
Exxon Mobil Corp.	1,030,487	113,003,204
Hess Corp.	177,316	23,465,999
Imperial Oil Ltd.	257,400	13,089,976
		169,568,204
FINANCIALS - 17.1%
Banks - 12.2%
Bank of America Corp. (b)	1,725,251	49,342,179
JPMorgan Chase & Co.	259,430	33,806,323
PNC Financial Services Group, Inc.	89,731	11,404,810
Truist Financial Corp.	41,100	1,401,510
U.S. Bancorp	207,212	7,469,993
Wells Fargo & Co.	1,867,206	69,796,160
		173,220,975
Capital Markets - 0.2%
Charles Schwab Corp.	58,800	3,079,944
Consumer Finance - 0.1%
American Express Co.	9,500	1,567,025
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	45,900	14,172,543
Financial Services - 3.6%
Fidelity National Information Services, Inc.	49,800	2,705,634
Fiserv, Inc. (a)	23,000	2,599,690
MasterCard, Inc. Class A	26,752	9,721,944
PayPal Holdings, Inc. (a)	49,200	3,736,248
Visa, Inc. Class A	144,888	32,666,448
		51,429,964
TOTAL FINANCIALS		243,470,451
HEALTH CARE - 11.8%
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	27,700	2,804,902
Boston Scientific Corp. (a)	460,219	23,024,757
GE Healthcare Holding LLC (b)	216,398	17,751,128
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	123,212	2,260,940
Medtronic PLC	54,296	4,377,344
		50,219,071
Health Care Providers & Services - 2.9%
Cigna Group	36,962	9,444,900
Humana, Inc.	5,000	2,427,300
UnitedHealth Group, Inc.	63,998	30,244,815
		42,117,015
Life Sciences Tools & Services - 0.8%
Danaher Corp.	43,310	10,915,852
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	301,899	20,924,620
Eli Lilly & Co.	30,200	10,371,284
GSK PLC sponsored ADR	277,466	9,872,240
Johnson & Johnson	131,213	20,338,015
Sanofi SA sponsored ADR	74,173	4,036,495
		65,542,654
TOTAL HEALTH CARE		168,794,592
INDUSTRIALS - 12.9%
Aerospace & Defense - 4.5%
Airbus Group NV	118,700	15,854,465
Raytheon Technologies Corp.	123,130	12,058,121
The Boeing Co. (a)	171,600	36,452,988
		64,365,574
Air Freight & Logistics - 1.8%
FedEx Corp.	5,500	1,256,695
United Parcel Service, Inc. Class B	122,379	23,740,302
		24,996,997
Building Products - 0.0%
Johnson Controls International PLC	8,500	511,870
Electrical Equipment - 0.4%
Rockwell Automation, Inc.	17,100	5,017,995
Industrial Conglomerates - 4.9%
General Electric Co.	728,394	69,634,466
Machinery - 1.3%
Caterpillar, Inc.	51,000	11,670,840
Deere & Co.	17,080	7,051,990
		18,722,830
TOTAL INDUSTRIALS		183,249,732
INFORMATION TECHNOLOGY - 18.9%
IT Services - 0.1%
Kyndryl Holdings, Inc. (a)	220	3,247
Twilio, Inc. Class A (a)	22,900	1,525,827
		1,529,074
Semiconductors & Semiconductor Equipment - 4.1%
Applied Materials, Inc.	131,674	16,173,517
ASML Holding NV (depository receipt)	5,136	3,496,127
Intel Corp.	65,100	2,126,817
Lam Research Corp.	20,100	10,655,412
Marvell Technology, Inc.	77,918	3,373,849
NVIDIA Corp. (b)	22,800	6,333,156
Qualcomm, Inc.	102,116	13,027,959
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	37,900	3,525,458
		58,712,295
Software - 9.7%
Adobe, Inc. (a)	28,510	10,986,899
Intuit, Inc.	9,200	4,101,636
Microsoft Corp.	376,866	108,650,468
Salesforce, Inc. (a)	17,900	3,576,062
SAP SE sponsored ADR	83,300	10,541,615
		137,856,680
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	428,542	70,666,576
TOTAL INFORMATION TECHNOLOGY		268,764,625
MATERIALS - 3.4%
Chemicals - 0.7%
DuPont de Nemours, Inc. (b)	122,318	8,778,763
Linde PLC	4,500	1,599,480
		10,378,243
Metals & Mining - 2.7%
Freeport-McMoRan, Inc.	734,100	30,032,031
Glencore PLC	1,361,900	7,836,671
		37,868,702
TOTAL MATERIALS		48,246,945
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	11,100	2,268,174
Crown Castle International Corp.	4,700	629,048
Simon Property Group, Inc.	66,100	7,401,217
		10,298,439
UTILITIES - 0.2%
Electric Utilities - 0.2%
Southern Co.	35,300	2,456,174
TOTAL COMMON STOCKS (Cost $822,296,390)		1,350,750,875

Other - 0.2%
	Shares	Value ($)
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e) (Cost $8,257,344)	7,127,347	2,785,460

Money Market Funds - 4.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (f) (Cost $70,637,723)	70,623,598	70,637,723

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $901,191,457)	1,424,174,058
NET OTHER ASSETS (LIABILITIES) - 0.1%	901,330
NET ASSETS - 100.0%	1,425,075,388

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Bank of America Corp.	Chicago Board Options Exchange	800	2,288,000	39.00	04/21/23	(1,200)
DuPont de Nemours, Inc.	Chicago Board Options Exchange	600	4,306,200	80.00	04/21/23	(6,000)
GE HealthCare Technologies, Inc.	Chicago Board Options Exchange	300	2,460,900	70.00	04/21/23	(370,500)
GE HealthCare Technologies, Inc.	Chicago Board Options Exchange	600	4,921,800	80.00	04/21/23	(195,000)
Lowe's Companies, Inc.	Chicago Board Options Exchange	100	1,999,700	230.00	04/21/23	(750)
NVIDIA Corp.	Chicago Board Options Exchange	45	1,249,965	290.00	05/19/23	(58,050)

TOTAL WRITTEN OPTIONS						(631,500)

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $17,226,565.
(c)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,785,460 or 0.2% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	8,257,344

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	23,229,078	129,718,663	82,310,018	669,615	-	-	70,637,723	0.2%
Fidelity Securities Lending Cash Central Fund 4.87%	-	77,834,258	77,834,258	2,223	-	-	-	0.0%
Total	23,229,078	207,552,921	160,144,276	671,838	-	-	70,637,723

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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